SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Building | Minimum
Property and equipment
Estimated useful lives	20 years
Building | Maximum
Property and equipment
Estimated useful lives	40 years
Furniture, fixtures and equipment
Property and equipment
Estimated useful lives	3 years
Motor vehicles
Property and equipment
Estimated useful lives	5 years